Filed Pursuant to Rule 497(e)
Registration No. 333-131842

HealthShares™, Inc. (the “Company”)

Supplement dated May 5, 2008 to the Company’s Prospectus and Statement of Additional Information dated January 28, 2008

Change in Index Administrator

Effective May 1, 2008, Mergent, Inc. replaced QED International Associates, Inc. as the index administrator (the “Index Administrator”) for each of the Company’s investment portfolios.

Accordingly, all references to “QED International Associates, Inc.” as Index Administrator in the Company’s Prospectus and Statement of Additional Information are replaced with “Mergent, Inc.”